DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RESULTS OF DISCONTINUED OPERATIONS

Results of discontinued operations

	For the Year Ended December 31,		For the Period From January 1, 2019 to November 8,
	2021	2020	2019
Revenue	$-	$-	$4,426,355
Cost of revenue	-	-	1,201,373
Gross margin	-	-	3,224,982

Operating expenses
Research and development	-	-	5,677,222
Selling, marketing and administration	-	-	1,950,526
Interest expense	-	-	74,494
Impairment loss	-	-	-
Other income	-	-	(1,251,737)
Operating expenses	-	-	6,450,505
Loss from discontinued operations	-	-	(3,225,523)
Gain on sale of discontinued operations, net of taxes	-	-	8,707,280
Income tax recovery	-	-	-
Net income, net of taxes	$-	$-	$5,481,757

SCHEDULE OF DISAGGREGATED REVENUE

The Company disaggregates revenue by timing of revenue recognition, that is, at a point in time and revenue over time. Disaggregated revenue is as follows:

	For the Year Ended December 31,		For the Period From January 1, 2019 to November 8,
	2021	2020	2019
Non-contract revenue (at a point in time)(1)	$-	$-	$2,092,426
Contract revenue (revenue over time)(2)	-	-	2,221,429
Contract revenue (at a point in time)(2)	-	-	112,500
	$-	$-	$4,426,355

(1)	Revenue from the sale of products.
(2)	Revenue from long-term projects or non-recurring engineering (NRE).

SCHEDULE OF REVENUE CONTRACT BALANCES

	Contract
	Receivables	Liabilities
Balance, January 1, 2019	60,000	-
Revenues recognized	2,333,929	(2,333,929)
Changes due to payment, fulfillment of performance obligations or other	(1,293,929)	2,333,929
Balance, November 8, 2019	$1,100,000	$-

SCHEDULE OF RESEARCH AND DEVELOPMENT COSTS INCLUDED IN DISCONTINUED OPERATIONS

Research and development costs included in discontinued operations can be analysed as follows:

	For the Year Ended December 31,		For the Period From January 1, 2019 to November 8,
	2021	2020	2019
Wages and benefits	$-	$-	$3,565,076
Supplies	-	-	1,412,572
Subcontract fees	-	-	728,457
Stock-based compensation	-	-	(28,883)
	$-	$-	$5,677,222

SCHEDULE OF SELLING, MARKETING AND ADMINISTRATION COSTS INCLUDED IN DISCONTINUED OPERATIONS

Selling, marketing and administration costs included in discontinued operations can be analysed as follows:

Wages and benefits	$-	$-	$887,860
Rent and facility costs	-	-	604,442
General expenses	-	-	458,465
Stock-based compensation	-	-	(46,725)
Professional fees	-	-	46,484
	$-	$-	$1,950,526

SCHEDULE OF CASH FLOWS FROM (USED IN) DISCONTINUED OPERATIONS

Cash flows from (used in) discontinued operations

	2021	2020	2019
CASH (USED IN) PROVIDED BY:
OPERATING ACTIVITIES
Net income (loss)	$-	$-	$5,481,757
Adjustments for:
Depreciation of property and equipment	-	-	-
Gain on sale of discontinued operations	-	-	(8,707,280)
Amortization of intangibles	-	-	-
Interest expense	-	-	74,494
Impairment loss	-	-	-
Stock-based compensation	-	-	(75,608)
Income tax recovery	-	-	-
Deferred rent	-	-	(1,825)
Expected credit loss	-	-	-
	-	-	(3,228,462)

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

21.	DISCONTINUED OPERATION (Continued)

Net change in non-cash working capital accounts: Accounts receivable	-	-	584,902
Prepaid and other current assets	-	-	497,259
Inventory	-	-	(334,425)
Accounts payable and accrued liabilities	-	-	(470,378)
Cash flows provided by (used in) operating activities	-	-	(2,951,104)

INVESTING ACTIVITIES
Proceeds from the sale of discontinued operations, net of cash given up (1)	-	-	7,519,126
Purchase of property and equipment (Note 6)	-	-	(1,599,272)
Purchase of patents and licenses (Note 7)	-	-	(11,231)
Cash flows from investing activities	-	-	5,908,623
FINANCING ACTIVITIES
Payment of lease liability (Note 8)	-	-	(258,460)
Cash flows from financing activities	-	-	(258,460)

EFFECT OF EXCHANGE RATE CHANGES ON CASH	-	-	(14,010)

NET CHANGE IN CASH	$-	$-	$2,685,049

SCHEDULE OF EFFECT OF DISPOSAL ON THE FINANCIAL POSITION OF THE GROUP

Effect of Disposal on the Financial Position of the Group on November 8, 2019

Accounts receivable	$396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)
Net assets disposed	$16,811,846

(1) Consideration received in cash	$8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000
Net inflows	$25,519,126